UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries

Salem Investment Counselors, Inc.
Name of Institutional Investment Manager

480 Shepherd Street    Winston_Salem
NC
27103
Business Address (Street)         (City)           (State) (Zip)

Dale M. Brown, Vice President      336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit
This Report.

ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL
CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston_Salem and State of North Carolina on the 6 day of November, 2001.

Salem Investment Counselors, Inc.

(Name of Institutional Investment Manager)

/s/ DALE M. BROWN
(Manual Signature of Person Duly
Authorized To Submit This Report)

Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:          13F File No.:  Name:


<13F File No.:

1.
6.
2.                         	7.
3.                          	8.
4.                         	9.
5.                         	10.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY:       151

FORM 13F INFORMATION TABLE VALUE TOTAL: $346,509,026

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.

Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount

(a) Sole

Abbott Labs
Abraxas Petroleum Corporation
Amazon Com, Inc.
American Capital Strategies
American Home Products
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Annaly Mortgage Management, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Asia Tigers Fund, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
BellSouth Corp
Berkshire Hathaway, Inc. CL B BRK
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
002824100
003830106
023135106
024937104
026609107
026874107
031162100
032165102
035710409
02364J104
037604105
04516T105
001957109
053015103
060505104
054937107
079860102
084670207
084670108
096903109
1,304,494
   125,450
   279,396
   564,234
 2,554,962
   828,672
   602,334
   453,033
   229,755
 6,275,926
   315,225
   317,330
   254,702
   540,396
14,590,306
 5,055,943
   210,492
 7,479,300
 1,330,000
   417,000
25,159
65,000
46,800
20,600
43,862
10,624
10,249
25,071
15,900
189,605
7,500
60,675
13,197
11,488
249,834
138,709
5,066
3,210
19
41,700

25,159
65,000
46,800
20,600
43,862
10,624
10,249
25,071
15,900
189,605
7,500
60,675
13,197
11,488
249,834
138,709
5,066
3,210
19
41,700

Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.
(a) Sole

Item 8
(b) Shared

(c) None

Abbott Labs
Abraxas Petroleum Corporation
Amazon Com, Inc.
American Capital Strategies
American Home Products
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Annaly Mortgage Management, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Asia Tigers Fund, Inc.
AT&T Corp
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
BellSouth Corp
Berkshire Hathaway,Inc. CL B BRK
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25,159
65,000
46,800
20,600
43,862
10,624
10,249
25,071
15,900
189,605
7,500
60,675
13,197
11,488
249,834
138,709
5,066
3,210
19
41,700
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

BP Amoco PLC ADR
Bristol Myers Squibb Co.
Cable Design Technologies Corp.
Callon Petroleum
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Chevron Corporation
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca_Cola Corporation
Coddle Creek Financial Inc.
Comcast Corp. Class A
CommScope, Inc.
Community Bancshares, Inc. SC
Corning, Inc.
Cousins Properties, Inc.
Cree, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corp.
Dupont de nemours E.I.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
055622104
110122108
126924109
13123X102
139793103
14040H105
14149Y108
166751107
172062101
17275 R102
172967101
184190106
191216100
191891100
200300200
203372107
20343F190
219350105
222795106
225447101
126426402
247025109
247916208
25179M103
254394109
254687106
264399106
263534109
1,071,218
  1,449,171
     125,290
     434,697
     610,391
  8,540,406
13,885,222
     306,032
     852,877
  1,892,967
  6,168,717
 3,970,478
 3,147,383
 1,472,127
    430,440
 6,795,514
 1,143,638
    300,321
    371,250
 1,151,436
    231,264
    456,524
1,461,320
 2,517,702
 7,409,709
    974,105
    310,976
    256,562
21,786
26,083
10,573
63,926
55,239
185,540
187,765
3,611
20,492
155,416
152,314
325,449
67,180
50,763
12,000
380,275
91,491
34,050
15,000
77,905
15,840
24,637
176,275
73,189
1,288,645
52,315
8,216
6,838

21,786
26,083
10,573
63,926
55,239
185,540
187,765
3,611
20,492
155,416
152,314
325,449
67,180
50,763
12,000
380,275
91,491
34,050
15,000
77,905
15,840
24,637
176,275
73,189
1,288,645
52,315
8,216
6,838

BP Amoco PLC ADR
Bristol Myers Squibb Co.
Cable Design Technologies Corp.
Callon Petroleum
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Chevron Corporation
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca_Cola Corporation
Coddle Creek Financial Inc.
Comcast Corp. Class A
CommScope, Inc.
Community Bancshares, Inc. SC
Corning, Inc.
Cousins Properties, Inc.
Cree, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corp.
Dupont de nemours E.I.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
21,786
26,083
10,573
63,926
55,239
185,540
187,765
3,611
20,492
155,416
152,314
325,449
67,180
50,763
12,000
380,275
91,491
34,050
15,000
77,905
15,840
24,637
176,275
73,189
1,288,645
52,315
8,216
6,838
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Forest Oil Corp.
Frisby Technologies, Inc.
Genentech, Inc. SPL Com
General Electric Company
Gillette Co.
Glaxo Smith Kline PLC
GPU, Inc.
Guidant Corporation
Harley Davidson
Hewlett Packard
Highwood Properties, Inc. REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
ITC Holding Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kimberly_Clark Corp
Koninklijke Philips Electronics NV

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
268648102
291011104
302290101
313586109
31428X106
346091705
358743102
368710307
369604103
375766102
37733W105
36225X100
401698105
412822108
428236103
431284108
437076102
442120101
443510201
458140100
459200101
450058102
45037R900
475070108
478160104
48666K109
494368103
718337540
 1,138,505
    252,618
 3,460,502
    390,693
    205,800
    347,200
     41,220
    286,704
11,160,670
    205,620
    448,736
    322,880
10,335,133
   262,643
3,827,968
368,775
722,622
667,740
498,869
5,999,835
898,171
625,579
0
834,578
1,720,613
497,175
246,450
    3,129,881
96,894
5,368
87,830
4,880
5,600
14,000
22,900
6,516
300,018
6,900
7,996
8,000
268,445
6,485
237,762
14,900
18,833
26,925
17,108
293,534
9,731
57,924
21,304
18,763
31,058
17,500
3,975
162,170

96,894
5,368
87,830
4,880
5,600
14,000
22,900
6,516
300,018
6,900
7,996
8,000
268,445
6,485
237,762
14,900
18,833
26,925
17,108
293,534
9,731
57,924
21,304
18,763
31,058
17,500
3,975
162,170

EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Forest Oil Corp.
Frisby Technologies, Inc.
Genentech, Inc. SPL Com
General Electric Company
Gillette Co.
Glaxo Smith Kline PLC
GPU, Inc.
Guidant Corporation
Harley Davidson
Hewlett Packard
Highwood Properties, Inc. REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
ITC Holding Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kimberly_Clark Corp
Koninklijke Philips Electronics NV
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
96,894
5,368
87,830
4,880
5,600
14,000
22,900
6,516
300,018
6,900
7,996
8,000
268,445
6,485
237,762
14,900
18,833
26,925
17,108
293,534
9,731
57,924
21,304
18,763
31,058
17,500
3,975
162,170
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Latin American Discovery Fund
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
Lowe's Companies Inc.
Martin Marietta Materials
Max Re Capital Ltd.
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
501014104
501044101
48266R108
51828C106
524660107
53013P403
53015P817
001957208
532457108
532791100
548661107
573284106
G6052F103
57772K101
580135101
585055106
58551A108
589331107
591520200
594918104
604059105
616880100
63545P104
651229106
65332V103
654902204
659424105
68389X105
281,200
598,653
1,170,230
117,629
1,767,071
936,917
743,394
4,035,933
681,915
277,391
6,276,290
6,553,154
224,510
253,595
699,018
1,878,417
821,182
12,817,703
135,900
14,744,584
6,829,550
494,970
2,070,383
315,669
366,336
3,008,008
239,318
162,722
9,500
24,296
71,312
15,100
90,619
62,295
45,412
317,790
8,450
10,440
198,303
167,557
15,700
7,258
25,756
43,182
25,400
192,458
18,000
288,149
69,406
14,494
79,325
13,900
42,400
192,205
8,047
12,935

9,500
24,296
71,312
15,100
90,619
62,295
45,412
317,790
8,450
10,440
198,303
167,557
15,700
7,258
25,756
43,182
25,400
192,458
18,000
288,149
69,406
14,494
79,325
13,900
42,400
192,205
8,047
12,935

Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Latin American Discovery Fund
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
Lowe's Companies Inc.
Martin Marietta Materials
Max Re Capital Ltd.
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
9,500
24,296
71,312
15,100
90,619
62,295
45,412
317,790
8,450
10,440
198,303
167,557
15,700
7,258
25,756
43,182
25,400
192,458
18,000
288,149
69,406
14,494
79,325
13,900
42,400
192,205
8,047
12,935
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

Pennsylvania Real Estate Invt.
Peoples Bancorp NC
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Quitman Bancorp
Remington Oil & Gas Corporation
Sara Lee Corporation
SBC Communications Inc
Schering_Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank&Trust,
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Suiza Foods Corporation
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
709102107
710577107
713448108
717081103
71713U102
71713J107
718154107
731068102
737464107
742718109
748803103
759594302
803111103
78387G103
806605101
81211K100
81760N109
820280105
835495102
84129R100
842630105
842870107
844730101
848420105
865077101
866810104
867914103
871829107
435,625
508,931
15,541,777
3,176,080
347,964
2,872,429
1,150,751
230,280
474,624
2,375,938
114,912
1,250,750
787,546
214,961
911,362
423,284
4,374,473
2,485,439
2,764,893
261,360
403,480
4,025,552
235,343
83,592
1,578,500
299,415
289,444
14,042,096
20,500
29,589
320,449
79,204
8,579
410,347
23,830
6,000
12,800
32,641
11,200
95,550
36,974
4,562
24,565
11,600
394,452
88,230
117,655
24,200
57,640
175,024
9,240
11,610
25,000
36,205
4,346
549,808

20,500
29,589
320,449
79,204
8,579
410,347
23,830
6,000
12,800
32,641
11,200
95,550
36,974
4,562
24,565
11,600
394,452
88,230
117,655
24,200
57,640
175,024
9,240
11,610
25,000
36,205
4,346
549,808

Pennsylvania Real Estate Invt.
Peoples Bancorp NC
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Quitman Bancorp
Remington Oil & Gas Corporation
Sara Lee Corporation
SBC Communications Inc
Schering_Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank&Trust,
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Suiza Foods Corporation
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
20,500
29,589
320,449
79,204
8,579
410,347
23,830
6,000
12,800
32,641
11,200
95,550
36,974
4,562
24,565
11,600
394,452
88,230
117,655
24,200
57,640
175,024
9,240
11,610
25,000
36,205
4,346
549,808
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

Target Corporation
TCF Financial Corp
Terra Industries
Tri Continental Corp
Triad Guaranty, Inc.
Tribune Co
Tricon Global Restaurants
Tyco Intl Ltd New
Unifirst Corporation, Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal_Mart Stores, Inc.
Waste Management, Inc. DEL
Weingarten Realty
Wells Fargo & Co.
William Companies
Williams Communications Group

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
87612E106
872275102
880915103
895436103
895925105
896047107
895953107
902124106
904708104
908068109
911596104
918204108
92552Q101
929903102
932270101
931142103
94106L109
948741103
949740104
969457100
969455104
307,150
625,863
73,698
228,896
25,859,610
9,149,929
1,879,148
1,797,250
425,880
231,617
1,105,939
2,309,696
5,393
3,740,119
2,364,664
1,760,369
2,993,543
517,590
293,815
291,728
  20,827
9,674
13,588
24,814
12,508
739,903
291,399
47,913
39,500
25,200
5,399
49,862
78,910
36,000
120,649
148,721
35,563
111,950
10,650
6,610
10,686
17,650

9,674
13,588
24,814
12,508
739,903
291,399
47,913
39,500
25,200
5,399
49,862
78,910
36,000
120,649
148,721
35,563
111,950
10,650
6,610
10,686
17,650
Grand Total 9/30/01


346,509,026


Southern Community Bank&Trust,
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Suiza Foods Corporation
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Tri Continental Corp
Triad Guaranty, Inc.
Tribune Co
Tricon Global Restaurants
Tyco Intl Ltd New
Unifirst Corporation, Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal_Mart Stores, Inc.
Waste Management, Inc. DEL
Weingarten Realty
Wells Fargo & Co.
William Companies
Williams Communications Group
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
57,640
175,024
9,240
11,610
25,000
36,205
4,346
549,808
9,674
13,588
24,814
12,508
739,903
291,399
47,913
39,500
25,200
5,399
49,862
78,910
36,000
120,649
148,721
35,563
111,950
10,650
6,610
10,686
17,650
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0